Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Securities Details 1
Proceeds from sales of securities	$ 8,790	$ 9,369	$ 3,310
Gross realized gains	197	421	133
Gross realized losses	$ 60	$ 2	$ 4